Workforce Reduction	12 Months Ended
May 29, 2016
Restructuring and Related Activities [Abstract]
Workforce Reduction
WORKFORCE REDUCTION
During fiscal 2014 and 2015, we performed reviews of our operations and support structure resulting in changes in our growth plans and related support structure needs. As a result, we had workforce reductions and program spending cuts throughout fiscal 2014 and 2015. In accordance with these actions, we incurred employee termination benefits costs and other costs, which are included in general and administrative expenses in our consolidated statement of earnings as follows:

(in millions)	Fiscal Year
	2016 (3)	2015	2014
Employee termination benefits (1)	$0.2	$37.4	$17.2
Other (2)	(0.1)	0.5	0.9
Total	$0.1	$37.9	$18.1

(1)	Includes salary and stock-based compensation expense.

(2)	Includes postemployment medical, outplacement and relocation costs.

(3)	Reflects subsequent adjustments to the fiscal 2014 and 2015 plans based on updated information.
The following table summarizes the accrued employee termination benefits and other costs, which are primarily included in other current liabilities on our consolidated balance sheet as of May 29, 2016:

(in millions)	Fiscal Year 2014 Plans	Fiscal Year 2015 Plans	Payments	Adjustments	Balance at May 29, 2016
Employee termination benefits (1)	$13.4	$24.2	$(35.9)	$0.9	$2.6
Other	1.1	0.6	(1.3)	(0.3)	0.1
Total	$14.5	$24.8	$(37.2)	$0.6	$2.7

(1)	Excludes costs associated with stock options and restricted stock that will be settled in shares upon vesting.
We expect the remaining liability to be paid by the second quarter of fiscal 2017.